Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Summary of financial assets by categories
A (a) Financial assets and liabilities by categories

At 31 December 2020	Note	Total US$m	Amortised cost US$m	Fair value through other comprehensive income US$m	Fair value through profit and loss US$m
Financial assets
Cash and cash equivalents	20	10,381	3,970	—	6,411
Trade and other financial receivables(a)(b)	18	3,286	1,479	—	1,807
Equity shares and quoted funds	19	75	—	64	11
Other investments, including loans(c)	19	2,899	138	—	2,761
Derivatives related to net debt: designated as hedges(d)	19, 23	388	—	—	388
Derivatives and embedded derivatives not related to net debt: not designated as hedges(d)	19	204	—	—	204
Embedded derivatives not related to net debt: designated as hedges(d)	19	73	—	—	73
Loans to equity accounted units including quasi equity loans		153	153	—	—
Total financial assets		17,459	5,740	64	11,655

Financial liabilities
Trade and other financial payables(e)	24	(5,847)	(5,817)		(30)
Short-term borrowings and bank overdrafts	21	(584)	(584)		—
Medium-term and long-term borrowings	21	(13,247)	(13,247)		—
Derivatives related to net debt: designated as hedges(d)	21, 23	(140)	—		(140)
Derivatives and embedded derivatives not related to net debt: not designated as hedges(d)	21	(24)	—		(24)
Embedded derivatives not related to net debt: designated as hedges(d)	21	(20)	—		(20)
Other financial liabilities	21	—	—		—
Total financial liabilities		(19,862)	(19,648)		(214)

At 31 December 2019	Note	Total US$m	Amortised cost US$m	Fair value through other comprehensive income US$m	Fair value through profit and loss US$m
Financial assets
Cash and cash equivalents	20	8,027	2,707	—	5,320
Trade and other financial receivables(a)(b)	18	2,938	1,801	—	1,137
Equity shares and quoted funds	19	61	—	50	11
Other investments, including loans(c)	19	2,839	21	—	2,818
Derivatives related to net debt: designated as hedges(d)	19, 23	151	—	—	151
Derivatives and embedded derivatives not related to net debt: not designated as hedges(d)	19	149	—	—	149
Embedded derivatives not related to net debt: designated as hedges(d)	19	66	—	—	66
Loans to equity accounted units including quasi equity loans		152	152	—	—
Total financial assets		14,383	4,681	50	9,652

Financial liabilities
Trade and other financial payables(e)	24	(5,398)	(5,341)		(57)
Short-term borrowings and bank overdrafts	21	(1,022)	(1,022)		—
Medium-term and long-term borrowings	21	(13,093)	(13,093)		—
Derivatives related to net debt: designated as hedges(d)	21, 23	(298)	—		(298)
Derivatives and embedded derivatives not related to net debt: not designated as hedges(d)	21	(29)	—		(29)
Embedded derivatives not related to net debt: designated as hedges(d)	21	(24)	—		(24)
Other financial liabilities	21	(247)	(247)		—
Total financial liabilities		(20,111)	(19,703)		(408)
(a)Trade and other financial receivables comprise trade receivables, other financial receivables, receivables relating to net investments in finance leases and amounts due from equity accounted units within note 18.
(b)Provisionally priced receivables are fair valued.
(c)Other investments, including loans, include US$2,538 million (2019: US$2,584 million) of highly liquid financial assets in managed investment funds classified as held for trading.
(d)These financial assets and liabilities in aggregate agree to the total derivative financial instruments disclosed in notes 19 and 21.
(e)Trade and other financial payables comprise trade payables, other financial payables, accruals and amounts due to equity accounted units within note 24. The trade and other payables held at fair value are valued using Level 2 inputs.

Summary of financial liabilities by categories
A (a) Financial assets and liabilities by categories

At 31 December 2020	Note	Total US$m	Amortised cost US$m	Fair value through other comprehensive income US$m	Fair value through profit and loss US$m
Financial assets
Cash and cash equivalents	20	10,381	3,970	—	6,411
Trade and other financial receivables(a)(b)	18	3,286	1,479	—	1,807
Equity shares and quoted funds	19	75	—	64	11
Other investments, including loans(c)	19	2,899	138	—	2,761
Derivatives related to net debt: designated as hedges(d)	19, 23	388	—	—	388
Derivatives and embedded derivatives not related to net debt: not designated as hedges(d)	19	204	—	—	204
Embedded derivatives not related to net debt: designated as hedges(d)	19	73	—	—	73
Loans to equity accounted units including quasi equity loans		153	153	—	—
Total financial assets		17,459	5,740	64	11,655

Financial liabilities
Trade and other financial payables(e)	24	(5,847)	(5,817)		(30)
Short-term borrowings and bank overdrafts	21	(584)	(584)		—
Medium-term and long-term borrowings	21	(13,247)	(13,247)		—
Derivatives related to net debt: designated as hedges(d)	21, 23	(140)	—		(140)
Derivatives and embedded derivatives not related to net debt: not designated as hedges(d)	21	(24)	—		(24)
Embedded derivatives not related to net debt: designated as hedges(d)	21	(20)	—		(20)
Other financial liabilities	21	—	—		—
Total financial liabilities		(19,862)	(19,648)		(214)

At 31 December 2019	Note	Total US$m	Amortised cost US$m	Fair value through other comprehensive income US$m	Fair value through profit and loss US$m
Financial assets
Cash and cash equivalents	20	8,027	2,707	—	5,320
Trade and other financial receivables(a)(b)	18	2,938	1,801	—	1,137
Equity shares and quoted funds	19	61	—	50	11
Other investments, including loans(c)	19	2,839	21	—	2,818
Derivatives related to net debt: designated as hedges(d)	19, 23	151	—	—	151
Derivatives and embedded derivatives not related to net debt: not designated as hedges(d)	19	149	—	—	149
Embedded derivatives not related to net debt: designated as hedges(d)	19	66	—	—	66
Loans to equity accounted units including quasi equity loans		152	152	—	—
Total financial assets		14,383	4,681	50	9,652

Financial liabilities
Trade and other financial payables(e)	24	(5,398)	(5,341)		(57)
Short-term borrowings and bank overdrafts	21	(1,022)	(1,022)		—
Medium-term and long-term borrowings	21	(13,093)	(13,093)		—
Derivatives related to net debt: designated as hedges(d)	21, 23	(298)	—		(298)
Derivatives and embedded derivatives not related to net debt: not designated as hedges(d)	21	(29)	—		(29)
Embedded derivatives not related to net debt: designated as hedges(d)	21	(24)	—		(24)
Other financial liabilities	21	(247)	(247)		—
Total financial liabilities		(20,111)	(19,703)		(408)
(a)Trade and other financial receivables comprise trade receivables, other financial receivables, receivables relating to net investments in finance leases and amounts due from equity accounted units within note 18.
(b)Provisionally priced receivables are fair valued.
(c)Other investments, including loans, include US$2,538 million (2019: US$2,584 million) of highly liquid financial assets in managed investment funds classified as held for trading.
(d)These financial assets and liabilities in aggregate agree to the total derivative financial instruments disclosed in notes 19 and 21.
(e)Trade and other financial payables comprise trade payables, other financial payables, accruals and amounts due to equity accounted units within note 24. The trade and other payables held at fair value are valued using Level 2 inputs.

Disclosure of issued capital
Our total capital as at 31 December was:

Total capital	Note	2020 US$m	2019 US$m
Equity attributable to owners of Rio Tinto (see Group balance sheet)		47,054	40,532
Equity attributable to non-controlling interests (see Group balance sheet)		4,849	4,710
Net debt	23	664	3,651
Total capital		52,567	48,893

Summary of credit ratings	Our credit ratings, as provided by Standard & Poor’s and Moody’s investor services, as at 31 December were:

	2020	2019
Long-term rating	A/A2	A/A2
Short-term rating	A-1/P-1	A-1/P-1
Outlook	Stable/Stable	Stable/Stable

Summary of notional aluminium forward sales contracts embedded in power contracts
In the table below, we summarise the maturity profile of our financial liabilities based on contractual undiscounted payments, which will therefore not necessarily agree with the amounts disclosed in the balance sheet.
Financial liability analysis

At 31 December 2020 (Outflows)/Inflows	Within 1 year or on demand US$m	Between 1 and 2 years US$m	Between 2 and 3 years US$m	Between 3 and 4 years US$m	Between 4 and 5 years US$m	After 5 years US$m	Total US$m
Non-derivative financial liabilities
Trade and other financial payables(a)	(5,251)	(53)	(15)	(34)	(19)	(394)	(5,766)
Expected lease liability payments	(271)	(231)	(155)	(101)	(84)	(724)	(1,566)
Borrowings before swaps	(351)	(667)	(743)	(1,256)	(1,892)	(7,477)	(12,386)
Expected future interest payments(a)	(525)	(522)	(495)	(469)	(427)	(2,999)	(5,437)
Derivative financial liabilities(b)
Derivatives related to net debt – net settled	—	—	—	—	—	—	—
Derivatives related to net debt – gross settled(a):
– gross inflows	27	27	27	27	27	790	925
– gross outflows	(34)	(34)	(34)	(34)	(34)	(943)	(1,113)
Derivatives not related to net debt – net settled	(20)	(7)	(2)	(2)	(2)	(9)	(42)
Derivatives not related to net debt – gross settled:
– gross inflows	290	—	—	—	—	—	290
– gross outflows	(291)	—	—	—	—	—	(291)
Total	(6,426)	(1,487)	(1,417)	(1,869)	(2,431)	(11,756)	(25,386)

At 31 December 2019 (Outflows)/Inflows	Within 1 year or on demand US$m	Between 1 and 2 years US$m	Between 2 and 3 years US$m	Between 3 and 4 years US$m	Between 4 and 5 years US$m	After 5 years US$m	Total US$m
Non-derivative financial liabilities
Trade and other financial payables(a)	(4,841)	(45)	(12)	(14)	(15)	(380)	(5,307)
Expected lease liability payments	(349)	(267)	(157)	(133)	(93)	(671)	(1,670)
Borrowings before swaps	(723)	(171)	(665)	(741)	(1,209)	(9,320)	(12,829)
Expected future interest payments(a)	(607)	(594)	(590)	(551)	(514)	(3,518)	(6,374)
Other financial liabilities	(247)	—	—	—	—	—	(247)
Derivative financial liabilities(b)
Derivatives related to net debt – net settled	(16)	(16)	(16)	9	(3)	3	(39)
Derivatives related to net debt – gross settled(a):
– gross inflows	495	40	40	40	507	788	1,910
– gross outflows	(588)	(53)	(53)	(53)	(599)	(977)	(2,323)
Derivatives not related to net debt – net settled	(31)	—	—	(2)	(4)	(23)	(60)
Derivatives not related to net debt – gross settled:
– gross inflows	699	—	—	—	—	—	699
– gross outflows	(703)	—	—	—	—	—	(703)
Total	(6,911)	(1,106)	(1,453)	(1,445)	(1,930)	(14,098)	(26,943)
(a)The interest payable at year end was removed from trade and other financial payables and is shown within expected future interest payments. Interest payments have been projected using interest rates applicable at the end of the applicable financial year. Where debt is subject to variable interest rates, future interest payments are subject to change in line with market rates.
(b)The maturity grouping is based on the earliest payment date.
Summary of derivative financial instruments
We held the following notional aluminium forward sales contracts embedded in the power contracts:

At 31 December 2020	Total	Within 1 year	Between 1 and 5 years	Between 5 and 10 years	After 10 years
Notional amount (in tonnes)	640,963	72,548	287,587	280,828	—
Notional amount (in US$ millions)	1,522	159	663	701	—
Average hedged rate (in US$ per tonne)	2,375	2,189	2,305	2,495	—

At 31 December 2019	Total	Within 1 year	Between 1 and 5 years	Between 5 and 10 years	After 10 years
Notional amount (in tonnes)	704,370	65,226	286,617	352,527	—
Notional amount (in US$ millions)	1,656	138	647	871	—
Average hedged rate (in US$ per tonne)	2,351	2,114	2,257	2,471	—
In the table below we summarise our derivatives, including embedded derivatives, as at 31 December.

	Total fair value
	2020		2019
	Asset US$m	Liability US$m	Asset US$m	Liability US$m
Derivatives designated as hedges
Interest rate swaps(a)	386	(1)	151	(38)
Cross-currency interest rate swaps(b)	2	(139)	—	(260)
Aluminium embedded derivatives(c)	66	(20)	66	(24)
Currency forward contracts	7	—	—	—
Total derivatives designated as hedges	461	(160)	217	(322)

Derivatives not designated as hedges
Currency forward contracts and swaps	63	(1)	13	(5)
Aluminium embedded derivatives(c)	80	—	96	—
Other embedded derivatives	28	(16)	14	—
Other commodity contracts(d)	33	(7)	26	(24)
Total derivatives not designated as hedges	204	(24)	149	(29)
Total derivative instruments	665	(184)	366	(351)

Analysed by maturity:
Less than 1 year	134	(23)	58	(103)
Between 1 and 5 years	330	(14)	96	(86)
More than 5 years	201	(147)	212	(162)
Total	665	(184)	366	(351)
Total net derivative instruments	481		15

Reconciliation to balance sheet	Note	2020 US$m	2019 US$m
Non-current assets	19	531	308
Current assets	19	134	58
Current liabilities	21	(23)	(103)
Non-current liabilities	21	(161)	(248)
Total net derivative instruments		481	15
(a)The interest rate swaps are used to convert certain fixed rate borrowings to a floating rate.
(b)The cross-currency interest rate swaps are used to convert non-US dollar denominated borrowings to either fixed or floating US dollar borrowings.
(c)Aluminium embedded derivatives (forward contracts and options) are contained within certain aluminium smelter electricity purchase contracts. These contracts reduce our margin exposure to movements in the aluminium price.
(d)Other commodity derivatives mainly relate to forward contracts which we have entered into to swap some of our fixed priced product sales to prevailing market prices at the point of revenue recognition. None of these derivatives is in a hedge relationship.
Summary of impact of hedging instrument on statement of financial position
The impact on our financial statements of these hedging instruments and hedging items are:

	Aluminium embedded derivatives separated from the power contract (Hedging instrument)(a)			Highly probable forecast aluminium sales (Hedged item)
	Nominal US$m	Carrying amount US$m	Change in fair value in the period US$m	Cash flow hedge reserve(b) US$m	Change in fair value in the period US$m	Total hedging gain/(loss) recognised in reserves US$m	Hedge ineffective-ness in the period(c) US$m	Amount reclassified from reserves to income statement(d) US$m
2020	1,522	46	23	184	(49)	27	(4)	40
2019	1,656	42	29	196	(50)	36	(7)	19
(a)Aluminium embedded derivatives (forward contracts and options) are contained within certain aluminium smelter electricity purchase contracts. US$66 million (2019: US$66 million) of the carrying value is shown within "Other financial assets" and US$20 million (2019: US$24 million) shown within "Other financial liabilities".
(b)The difference between this amount and the total cash flow hedge reserve of the Group (shown in note 28) relates to our cash flow hedge on the sterling bond (refer to interest rate risk section).
(c)Hedge ineffectiveness is included in net operating costs (raw materials, consumables, repairs and maintenance) in the income statement.
(d)On realisation of the hedge, realised amounts are reclassified from reserves to consolidated sales revenue in the income statement.
Summary of market price relevant to the aluminum purchase price swaps outstanding
Our commodity derivatives are impacted by changes in market prices. The table below summarises the impact that changes in aluminium market prices have on aluminium forward and option contracts embedded in power supply agreements outstanding at 31 December 2020. Any change in price will result in an offsetting change in our future earnings.

	Change in market prices	2020 US$m	2019 US$m
Effect on net earnings	+10%	(19)	(28)
	(10)%	19	27
Effect on equity	+10%	(98)	(97)
	(10)%	100	101

Summary of maximum credit risk exposure of the Group's financial assets
The maximum credit risk exposure arising on our financial assets at the balance sheet date is as follows:

	Note	2020 US$m	2019 US$m
Cash and cash equivalents	20	10,381	8,027
Trade and other financial receivables	18	3,286	2,938
Investments	19	2,899	2,839
Derivative assets	19	665	366
Loans to equity accounted units		41	39
Total		17,272	14,209

Summary by currency, the Group's net debt, after taking into account relevant cross currency interest rate swaps and foreign exchange contracts
The table below summarises, by currency, our net debt, after taking into account relevant cross currency interest rate swaps and foreign exchange contracts:

Net debt by currency	Total borrowings excluding overdrafts US$m	Lease liabilities US$m	Derivatives related to net debt US$m	Cash and cash equivalents US$m	Other investments US$m	Net debt 2020 US$m	Net debt 2019 US$m
US dollar	(12,102)	(342)	248	9,517	2,538	(141)	(2,843)
Australian dollar	(375)	(350)	—	439	—	(286)	(561)
Euro	(4)	(25)	—	43	—	14	10
South African rand	—	(1)	—	141	—	140	171
Canadian dollar	(170)	(199)	—	36	—	(333)	(322)
Other	(2)	(261)	—	205	—	(58)	(106)
Total	(12,653)	(1,178)	248	10,381	2,538	(664)	(3,651)

Disclosure of effect of changes in foreign exchange rates on earnings
Gains/(losses) associated with 10% strengthening of the US dollar

Currency exposure	Closing exchange rate US cents	Effect on net earnings US$m	Of which amount impacting underlying earnings US$m	Impact directly on equity US$m
Australian dollar	77	625	(11)	(1,105)
Canadian dollar	78	(167)	6	—
Euro	123	139	3	—
At 31 December 2019
Gains/(losses) associated with 10% strengthening of the US dollar

Currency exposure	Closing exchange rate US cents	Effect on net earnings US$m	Of which amount impacting underlying earnings US$m	Impact directly on equity US$m
Australian dollar	70	453	(4)	(1,002)
Canadian dollar	77	(143)	7	—
Euro	112	178	4	—

Disclosure of detailed information about hedges

						2020		2019
Nominal amount of the bond		Nominal amount of the hedging instrument		Maturity	Effective exchange rate	Gain in fair value of the interest component of the hedged item US$m	Loss in fair value of the interest component of the hedging instrument US$m	Loss in fair value of the interest component of the hedged item US$m	Gain in fair value of the interest component of the hedging instrument US$m
£500	million	US$807	million	November 2029	1.6132	7	(7)	(24)	24
The effective interest rates of our borrowings, impacted by swaps, are summarised below. All nominal values are fully hedged unless otherwise stated:

Borrowings in a hedge relationship	Nominal value US$m	Weighted average interest rate after swaps	Swap maturity	Carrying value 2020 US$m	Carrying value 2019 US$m
Rio Tinto Finance plc Euro Bonds 2.0% due 2020(a)	526	3 month LIBOR +1.35%	2020	—	455
Rio Tinto Finance plc Euro Bonds 2.875% due 2024	546	3 month LIBOR +1.64%	2024	555	508
Rio Tinto Finance (USA) Limited Bonds 3.75% 2025	1,200	3 month LIBOR +1.39%	2025	1,299	1,229
Rio Tinto Finance (USA) Limited Bonds 7.125% 2028	750	3 month LIBOR +3.27%	2028	1,005	958
Alcan Inc. Debentures 7.25% due 2028	100	3 month LIBOR +5.43%	2024	109	104
Rio Tinto Finance plc Sterling Bonds 4.0% due 2029	807	3 month LIBOR +2.65%	2024	717	647
Alcan Inc. US$400m Debentures 7.25% due 2031(b)	400	3 month LIBOR +5.72%	2025	438	—
Alcan Inc. US$750m Global Notes 6.125% due 2033(b)	750	3 month LIBOR +5.67%	2025	744	—
Alcan Inc. US$300m Global Notes 5.75% due 2035(b)	300	3 month LIBOR +5.18%	2025	292	—
Rio Tinto Finance (USA) Limited Bonds 5.2% 2040	1,150	3 month LIBOR +3.79%	2022	1,173	1,137
Rio Tinto Finance (USA) plc Bonds 4.75% 2042	500	3 month LIBOR +3.42%	2023	501	483
Rio Tinto Finance (USA) plc Bonds 4.125% 2042	750	3 month LIBOR +2.83%	2023	743	716

(a)On 11 May 2020 we repaid, in full, the nominal amount of the Rio Tinto Finance plc Euro Bonds 2% due 2020.
(b)In 2020 we entered into new swaps to convert the interest payable in relation to these bonds from fixed to floating rates.

Summary of fair value of financial instruments
The following table shows the carrying amounts and fair values of our borrowings including those which are not carried at an amount which approximates their fair value at 31 December 2020 and 31 December 2019. The fair values of our cash equivalents, loans to equity accounted units and other financial liabilities approximate their carrying values because of their short maturity, or because they carry floating rates of interest.

		2020		2019
	Note	Carrying value US$m	Fair value US$m	Carrying value US$m	Fair value US$m
Borrowings	21	12,653	15,076	12,806	14,678
The tables below show the financial instruments by valuation method in accordance with IFRS 9 at 31 December 2020 and 31 December 2019.

			Held at fair value
At 31 December 2020	Note	Total US$m	Level 1(a) US$m	Level 2(b) US$m	Level 3(c) US$m	Held at amortised cost US$m
Assets
Cash and cash equivalents(d)		10,381	6,411	—	—	3,970
Investments in equity shares and funds		75	35	—	40	—
Other investments, including loans(e)	19	2,899	2,563	—	198	138
Trade and other financial receivables(f)	18	3,286	5	1,802	—	1,479

Derivatives (net)
Forward contracts and option contracts: designated as hedges(g) (Section B)		53	—	7	46	—
Forward contracts and option contracts, not designated as hedges(g) (Section B)		180	—	69	111	—
Derivatives related to net debt(h) (Section B)		248	—	248	—	—

Liabilities
Trade and other financial payables	24	(5,847)	—	(30)	—	(5,817)
Total		11,275	9,014	2,096	395	(230)

			Held at fair value
At 31 December 2019	Note	Total US$m	Level 1(a) US$m	Level 2(b) US$m	Level 3(c) US$m	Held at amortised costs US$m
Assets
Cash and cash equivalents(d)		8,027	5,320	—	—	2,707
Investments in equity shares and funds		61	26	—	35	—
Other investments, including loans(e)	19	2,839	2,607	—	211	21
Trade and other financial receivables(f)	18	2,938	15	1,122	—	1,801

Derivatives (net)
Forward contracts and option contracts: designated as hedges(g) (Section B)		42	—	—	42	—
Forward contracts and option contracts, not designated as hedges(g) (Section B)		120	—	25	95	—
Derivatives related to net debt(h) (Section B)		(147)	—	(147)	—	—

Liabilities
Trade and other financial payables	24	(5,398)	—	(57)	—	(5,341)
Total		8,482	7,968	943	383	(812)
(a)Valuation is based on unadjusted quoted prices in active markets for identical financial instruments. This category includes listed equity shares and other quoted funds.
(b)Valuation is based on inputs that are observable for the financial instruments; which include quoted prices for similar instruments or identical instruments in markets which are not considered to be active, or inputs, either directly or indirectly based on observable market data.
(c)Valuation is based on inputs that are not based on observable market data (unobservable inputs).
(d)Cash and cash equivalents include money market funds which are treated as fair value through profit or loss (FVPL) under IFRS 9 with the fair value movements going into finance income.
(e)Other investments, including loans, comprise: cash deposits in rehabilitation funds, government bonds, managed investment funds and royalty receivables. The royalty receivables are valued based on future expected output as well as forward commodity prices.
(f)Trade receivables include provisionally priced invoices. The related revenue is initially based on forward market selling prices for the quotation periods stipulated in the contracts with changes between the provisional price and the final price recorded separately within "Other revenue". The selling price can be measured reliably for the Group's products, as it operates in active and freely traded commodity markets. At 31 December 2020, US$1,671 million (31 December 2019: US$1,040 million) of provisionally priced receivables were recognised.
(g)Level 3 derivatives consist of derivatives embedded in electricity purchase contracts linked to the LME with terms expiring between 2025 and 2029 (2019: 2025 and 2030). The embedded derivatives are measured using discounted cash flows and option model valuation techniques.
(h)Interest rate and currency interest rate swaps are valued using applicable market quoted swap yield curves adjusted for relevant basis and credit default spreads. Currency interest rate swap valuations also use market quoted foreign exchange rates. A discounted cash flow approach is used to derive fair value from these inputs to the underlying cash flows.
Summary of changes in the fair value of Level 3 financial assets and financial liabilities
The table below shows the summary of changes in the fair value of the Group's level 3 financial assets and financial liabilities.

	2020 Level 3 financial assets and financial liabilities US$m	2019 Level 3 financial assets and financial liabilities US$m
Opening balance	383	637
Currency translation adjustments	16	(1)
Total realised gains/(losses) included in:
– consolidated sales revenue	11	—
– net operating costs	(39)	(7)
Total unrealised (losses)/gains included in:
– net operating costs	24	(254)
Total unrealised gains transferred into other comprehensive income through cash flow hedges	26	28
Additions	1	1
Disposals/maturity of financial instruments	(27)	(21)
Closing balance	395	383
Net losses for the year included in the income statement for assets and liabilities held at year end(a)	—	(263)
(a)In 2020 gains and losses included in the income statement offset each other to the extent that the net result is less than US$1 million.